Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income [abstract]
Net income for the year	$ 59,399	$ 21,553
Items that will remain permanently in other comprehensive income:
Changes in fair value of investments in equity securities, net of $nil tax	(272)	(382)
Items that may in the future be reclassified to profit or loss:
Currency translation adjustment, net of $179 tax	(4,022)
Change in fair value of hedging instruments, net of $nil tax	1,006	(204)
Total other comprehensive (loss) for the year	(3,288)	(586)
Comprehensive income for the year	$ 56,111	$ 20,967